Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock
Numerator:
Allocation of net loss			$ (2,841,640)
Denominator:
Basic and diluted weighted average common shares outstanding		12,656,250	5,911,972	11,889,652
Basic and diluted net loss per common share		$ 0.04	$ (0.48)	$ (0.04)
Class B Common Stock
Numerator:
Allocation of net loss			$ (1,381,893)
Denominator:
Basic and diluted weighted average common shares outstanding	3,306,250	1,718,750	2,875,000	2,485,348
Basic and diluted net loss per common share		$ 0.04	$ (0.48)	$ (0.04)